Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 26, 2018
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018